Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
September 30, 2022
SED-NPRT3-1122
1.924256.111
Nonconvertible Bonds - 39.7%
	Principal Amount (a)	Value ($)
Argentina - 0.6%
YPF SA:
8.5% 3/23/25 (b)	2,216,875	1,753,132
8.75% 4/4/24 (b)	5,787,600	4,891,607
TOTAL ARGENTINA		6,644,739
Azerbaijan - 1.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	9,690,284
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	1,655,000	1,631,520
6.95% 3/18/30 (Reg. S)	3,015,000	2,910,040
TOTAL AZERBAIJAN		14,231,844
Bahrain - 1.5%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	6,688,530
7.625% 11/7/24 (b)	8,680,000	8,594,936
8.375% 11/7/28 (b)	1,065,000	1,044,898
TOTAL BAHRAIN		16,328,364
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	4,480,000	3,454,640
Bermuda - 0.8%
GeoPark Ltd. 5.5% 1/17/27 (b)	1,975,000	1,547,659
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,525,985
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,293,538
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	2,701,088
TOTAL BERMUDA		9,068,270
Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	3,575,000	2,779,563
British Virgin Islands - 1.7%
1MDB Global Investments Ltd. 4.4% 3/9/23	16,100,000	15,398,644
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,270,802
TOTAL BRITISH VIRGIN ISLANDS		18,669,446
Canada - 0.4%
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	2,848,219
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,597,689
TOTAL CANADA		4,445,908
Cayman Islands - 3.6%
Baidu, Inc.:
1.72% 4/9/26	2,540,000	2,239,264
2.375% 10/9/30	1,395,000	1,104,945
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	962,998
3.875% 7/18/29 (Reg. S)	7,405,000	6,658,946
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,312,523
IHS Holding Ltd. 5.625% 11/29/26 (b)	3,475,000	2,723,097
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	940,651
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,029,000
3.05% 10/28/30 (b)	1,995,000	1,327,453
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	4,420,000	4,013,360
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,092,860
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	4,445,000	3,939,381
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	1,998,266
Sparc Em Spc 0% 12/5/22 (b)	57,671	56,806
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,336,250	2,895,865
TOTAL CAYMAN ISLANDS		39,295,415
Chile - 0.9%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,666,625
3.15% 1/14/30 (b)	1,645,000	1,370,285
3.15% 1/15/51 (b)	1,865,000	1,144,411
3.7% 1/30/50 (b)	3,765,000	2,487,959
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	569,130
5.125% 1/15/28 (b)	3,749,000	2,533,621
TOTAL CHILE		9,772,031
Colombia - 0.3%
Oleoducto Central SA 4% 7/14/27 (b)	4,925,000	3,811,642
Guatemala - 0.2%
CT Trust 5.125% 2/3/32 (b)	3,455,000	2,599,888
Hong Kong - 0.3%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	3,615,000	2,752,597
India - 0.4%
JSW Steel Ltd. 3.95% 4/5/27 (b)	2,710,000	2,140,900
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)	1,900,000	1,838,250
TOTAL INDIA		3,979,150
Indonesia - 0.9%
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,327,826
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,108,625
5.315% 4/14/32 (b)	2,085,000	1,725,338
6.2% 4/14/52 (b)	1,420,000	1,089,850
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)	670,000	649,398
5.45% 5/15/30 (b)	2,205,000	1,954,595
TOTAL INDONESIA		9,855,632
Ireland - 0.6%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,678,900
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	2,869,185
SUEK Securities DAC 3.375% 9/15/26 (b)(c)(d)	5,220,000	1,566,000
TOTAL IRELAND		6,114,085
Israel - 1.1%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,062,275
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)	3,270,000	2,811,317
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	2,875,000	2,831,875
6.125% 6/30/25 (Reg. S) (b)	3,000,000	2,820,000
TOTAL ISRAEL		11,525,467
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,315,545
5.75% 4/19/47 (b)	1,010,000	665,085
TOTAL KAZAKHSTAN		1,980,630
Luxembourg - 1.8%
Adecoagro SA 6% 9/21/27 (b)	4,185,000	3,799,980
B2W Digital Lux SARL 4.375% 12/20/30 (b)	4,260,000	2,876,299
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	4,680,000	3,720,600
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,550,000	2,627,000
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,770,000	1,987,475
Usiminas International SARL 5.875% 7/18/26 (b)	3,475,000	3,224,800
VM Holding SA 6.5% 1/18/28 (b)	1,580,000	1,444,760
TOTAL LUXEMBOURG		19,680,914
Malaysia - 0.8%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	2,582,955
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	901,779
3.75% 4/6/27 (b)	3,090,000	2,785,442
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	1,570,000	1,065,441
3.5% 4/21/30 (b)	1,730,000	1,561,974
TOTAL MALAYSIA		8,897,591
Mauritius - 0.9%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,554,300
CA Magnum Holdings 5.375% (b)(e)	3,545,000	2,960,075
HTA Group Ltd. 7% 12/18/25 (b)	3,305,000	2,878,035
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,776,649
TOTAL MAURITIUS		10,169,059
Mexico - 5.8%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	130,000	91,024
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	1,420,000	1,265,540
Comision Federal de Electricid:
3.348% 2/9/31 (b)	735,000	528,878
4.688% 5/15/29 (b)	3,085,000	2,570,769
Petroleos Mexicanos:
4.625% 9/21/23	800,000	776,920
4.875% 1/18/24	8,087,000	7,812,042
6.5% 3/13/27	1,725,000	1,444,515
6.5% 6/2/41	2,587,000	1,480,540
6.625% 6/15/35	15,841,000	10,059,035
6.7% 2/16/32	6,367,000	4,446,713
6.75% 9/21/47	10,407,000	5,775,885
6.875% 10/16/25	2,295,000	2,153,284
6.875% 8/4/26	2,485,000	2,228,921
6.95% 1/28/60	9,575,000	5,265,388
7.69% 1/23/50	20,563,000	12,516,698
8.625% 12/1/23 (f)	320,000	322,600
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)	10,535,000	5,114,848
TOTAL MEXICO		63,853,600
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)	720,000	666,000
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,354,231
4.5% 10/22/25 (b)	1,360,000	1,294,805
TOTAL MOROCCO		3,649,036
Multi-National - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	1,954,635
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	1,565,000	1,337,089
TOTAL MULTI-NATIONAL		3,291,724
Netherlands - 1.9%
Embraer Netherlands Finance BV 5.05% 6/15/25	3,625,000	3,434,234
Equate Petrochemical BV 4.25% 11/3/26 (b)	1,930,000	1,818,784
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,975,000	2,490,120
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	710,000	699,741
Metinvest BV 7.75% 4/23/23 (b)	1,369,000	752,950
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,150,213
Nostrum Oil & Gas Finance BV 8% 12/31/49 (b)(c)	15,783,000	4,167,659
Prosus NV:
3.061% 7/13/31 (b)	760,000	522,643
3.832% 2/8/51 (b)	1,590,000	878,475
4.027% 8/3/50 (b)	650,000	365,625
4.193% 1/19/32 (b)	3,505,000	2,576,175
VimpelCom Holdings BV 7.25% 4/26/23 (b)	1,375,000	1,087,109
TOTAL NETHERLANDS		20,943,728
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)	3,475,000	2,609,073
Panama - 0.6%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,154,003
5.125% 8/11/61 (b)	1,230,000	876,221
Cable Onda SA 4.5% 1/30/30 (b)	4,055,000	3,176,332
TOTAL PANAMA		6,206,556
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,372,500
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	855,000	668,931
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)	2,100,000	1,741,425
TOTAL PERU		2,410,356
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	2,834,708
2.25% 7/12/31 (b)	6,745,000	5,429,725
3.3% 7/12/51 (b)	9,800,000	6,904,713
TOTAL QATAR		15,169,146
Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	3,815,000	3,428,731
3.5% 4/16/29 (b)	16,814,000	15,237,688
4.25% 4/16/39 (b)	2,385,000	2,033,213
4.375% 4/16/49 (b)	2,321,000	1,935,134
TOTAL SAUDI ARABIA		22,634,766
Singapore - 0.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	1,900,350
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,468,700
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	2,903,106
TOTAL SINGAPORE		7,272,156
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	1,925,000	1,676,555
6.75% 8/6/23 (b)	15,782,000	14,907,085
7.125% 2/11/25 (b)	3,115,000	2,755,412
TOTAL SOUTH AFRICA		19,339,052
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	3,297,556
United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	3,265,000	2,692,197
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,335,094
3.375% 3/28/32 (Reg. S)	570,000	495,294
TOTAL UNITED ARAB EMIRATES		4,522,585
United Kingdom - 1.6%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	2,831,113
5.625% 5/13/32 (b)	1,390,000	1,284,013
Biz Finance PLC 9.75% 1/22/25 (b)	1,467,500	587,917
Endeavour Mining PLC 5% 10/14/26 (b)	2,015,000	1,589,079
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	2,895,350
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (c)	3,687,000	884,880
7.625% 11/8/26 (b)	1,235,000	232,566
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	201,800	153,746
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,681,419
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	678,400
10.25% 5/15/26 (b)	6,070,000	5,091,213
TOTAL UNITED KINGDOM		17,909,696
United States of America - 2.5%
Azul Investments LLP:
5.875% 10/26/24 (b)	4,565,000	3,321,038
7.25% 6/15/26 (b)	1,600,000	960,000
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,263,873
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	7,429,200
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,355,000	3,965,228
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	3,760,000	3,296,580
5.875% 3/27/24	1,705,000	1,641,063
Stillwater Mining Co. 4% 11/16/26 (b)	4,430,000	3,650,043
TOTAL UNITED STATES OF AMERICA		27,527,025
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,522,097
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	863,044
TOTAL UZBEKISTAN		2,385,141
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)	6,115,000	122,300
5.5% 4/12/37 (c)	3,475,000	69,500
6% 5/16/24 (b)(c)	8,980,000	179,600
6% 11/15/26 (b)(c)	15,840,000	316,800
9.75% 5/17/35 (b)(c)	12,585,000	251,700
12.75% 12/31/49 (b)(c)	3,065,000	61,300
TOTAL VENEZUELA		1,001,200
TOTAL NONCONVERTIBLE BONDS (Cost $565,903,426)		434,117,771

Government Obligations - 54.5%
		Principal Amount (a)	Value ($)
Angola - 1.5%
Angola Republic:
8% 11/26/29 (b)		2,290,000	1,711,775
8.25% 5/9/28 (b)		4,415,000	3,476,813
8.75% 4/14/32 (b)		2,575,000	1,895,844
9.375% 5/8/48 (b)		2,020,000	1,358,450
9.5% 11/12/25 (b)		8,285,000	7,663,625
TOTAL ANGOLA			16,106,507
Argentina - 1.8%
Argentine Republic:
0.5% 7/9/30 (g)		27,069,632	5,413,926
1% 7/9/29		4,963,783	950,564
1.5% 7/9/35 (g)		17,033,027	3,091,494
3.875% 1/9/38 (g)		10,211,997	2,382,587
Buenos Aires Province 5.25% 9/1/37 (b)(g)		3,235,000	979,194
Province of Santa Fe 7% 3/23/23 (b)		1,945,000	1,810,066
Provincia de Cordoba:
6.875% 12/10/25 (b)		4,870,408	3,701,510
6.99% 6/1/27 (b)		1,737,152	1,070,303
TOTAL ARGENTINA			19,399,644
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		1,610,000	1,562,505
Azerbaijan - 0.1%
Azerbaijan Republic 3.5% 9/1/32 (b)		1,990,000	1,594,861
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,790,000	1,389,488
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,930,863
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	1,920,000	1,274,849
5.75% 3/26/26 (b)	EUR	1,530,000	1,437,436
TOTAL BENIN			2,712,285
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	416,161
3.375% 8/20/50 (b)		965,000	637,383
3.717% 1/25/27 (b)		620,000	576,329
4.75% 2/15/29 (b)		2,270,000	2,164,729
5% 7/15/32 (b)		1,005,000	944,260
TOTAL BERMUDA			4,738,862
Brazil - 1.9%
Brazilian Federative Republic:
3.875% 6/12/30		9,550,000	7,868,603
5.625% 1/7/41		4,146,000	3,346,081
5.625% 2/21/47		2,183,000	1,679,273
7.125% 1/20/37		2,080,000	2,067,390
8.25% 1/20/34		5,204,000	5,601,781
TOTAL BRAZIL			20,563,128
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	2,294,543
Chile - 1.0%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,185,351
2.75% 1/31/27		1,710,000	1,540,710
3.5% 1/31/34		1,775,000	1,447,513
4% 1/31/52		985,000	719,050
4.34% 3/7/42		1,410,000	1,118,835
TOTAL CHILE			11,011,459
Colombia - 2.1%
Colombian Republic:
3% 1/30/30		8,280,000	5,911,920
3.125% 4/15/31		4,300,000	2,983,931
3.875% 2/15/61		1,490,000	757,386
4.125% 5/15/51		2,140,000	1,141,958
4.5% 3/15/29		2,065,000	1,691,106
5% 6/15/45		9,250,000	5,629,781
5.2% 5/15/49		4,535,000	2,792,710
6.125% 1/18/41		1,475,000	1,082,097
7.375% 9/18/37		845,000	733,988
TOTAL COLOMBIA			22,724,877
Costa Rica - 0.4%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,830,000	2,003,640
6.125% 2/19/31 (b)		2,535,000	2,316,039
7% 4/4/44 (b)		305,000	251,778
TOTAL COSTA RICA			4,571,457
Dominican Republic - 3.0%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	5,630,915
4.875% 9/23/32 (b)		6,360,000	4,745,355
5.3% 1/21/41 (b)		2,450,000	1,648,084
5.875% 1/30/60 (b)		3,525,000	2,307,333
5.95% 1/25/27 (b)		4,186,000	3,881,992
6% 7/19/28 (b)		2,999,000	2,709,034
6.4% 6/5/49 (b)		1,662,000	1,188,642
6.5% 2/15/48 (b)		3,345,000	2,446,658
6.85% 1/27/45 (b)		4,046,000	3,126,294
7.45% 4/30/44 (b)		6,031,000	5,038,901
TOTAL DOMINICAN REPUBLIC			32,723,208
Ecuador - 1.0%
Ecuador Republic:
2.5% 7/31/35 (b)(g)		13,445,000	4,422,565
5.5% 7/31/30 (b)(g)		13,435,000	6,300,175
TOTAL ECUADOR			10,722,740
Egypt - 2.5%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		3,530,000	2,471,000
5.875% 2/16/31 (b)		2,625,000	1,512,328
7.0529% 1/15/32 (b)		830,000	498,156
7.5% 1/31/27 (b)		11,341,000	8,732,570
7.6003% 3/1/29 (b)		9,841,000	6,864,098
7.903% 2/21/48 (b)		2,940,000	1,528,800
8.5% 1/31/47 (b)		7,939,000	4,396,221
8.7002% 3/1/49 (b)		2,865,000	1,575,750
TOTAL EGYPT			27,578,923
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	160,624
7.1246% 1/20/50 (b)		3,292,000	1,039,655
7.625% 2/1/41 (b)		1,035,000	329,453
7.65% 6/15/35 (b)		1,185,000	390,161
7.75% 1/24/23 (b)		373,000	337,635
TOTAL EL SALVADOR			2,257,528
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,000,300
7% 11/24/31 (b)		2,970,000	1,940,338
TOTAL GABON			3,940,638
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,448,600
Ghana - 0.4%
Ghana Republic:
7.75% 4/7/29 (b)		3,695,000	1,386,318
8.125% 1/18/26 (b)		1,603,076	786,309
8.627% 6/16/49 (b)		2,845,000	1,031,846
10.75% 10/14/30 (b)		2,125,000	1,530,000
TOTAL GHANA			4,734,473
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	422,344
5.25% 8/10/29 (b)		1,200,000	1,077,600
5.375% 4/24/32 (b)		2,015,000	1,757,206
6.125% 6/1/50 (b)		1,355,000	1,102,462
TOTAL GUATEMALA			4,359,612
Hungary - 0.4%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,025,913
5.25% 6/16/29 (b)		1,585,000	1,429,274
5.5% 6/16/34 (b)		1,650,000	1,392,497
TOTAL HUNGARY			4,847,684
Indonesia - 3.2%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,392,950
4.1% 4/24/28		5,340,000	4,992,233
5.125% 1/15/45 (b)		3,353,000	2,917,479
5.25% 1/17/42 (b)		3,000,000	2,710,875
5.45% 9/20/52		2,955,000	2,726,076
5.95% 1/8/46 (b)		2,100,000	2,035,425
6.625% 2/17/37 (b)		3,549,000	3,688,298
6.75% 1/15/44 (b)		3,035,000	3,171,909
7.75% 1/17/38 (b)		4,298,000	4,889,781
8.5% 10/12/35 (b)		4,169,000	5,043,969
TOTAL INDONESIA			34,568,995
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,872,063	1,531,932
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	2,205,687
6.125% 6/15/33 (b)		2,050,000	1,553,259
6.375% 3/3/28 (b)		5,580,000	4,948,065
TOTAL IVORY COAST			8,707,011
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		920,000	953,523
7.875% 7/28/45		1,685,000	1,803,266
TOTAL JAMAICA			2,756,789
Jordan - 0.7%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	3,825,454
5.85% 7/7/30 (b)		980,000	788,900
6.125% 1/29/26 (b)		985,000	917,774
7.75% 1/15/28 (b)		1,725,000	1,632,066
TOTAL JORDAN			7,164,194
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		1,140,000	698,250
6.875% 6/24/24 (b)		6,090,000	5,146,050
7% 5/22/27 (b)		4,840,000	3,702,600
TOTAL KENYA			9,546,900
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (c)		5,875,000	323,125
6% 1/27/23 (c)		1,587,000	92,542
6.1% 12/31/49 (c)		685,000	38,703
6.375% 12/31/49 (c)		7,072,000	388,960
TOTAL LEBANON			843,330
Mexico - 2.0%
United Mexican States:
3.25% 4/16/30		4,960,000	4,131,680
3.75% 1/11/28		3,415,000	3,136,678
4.5% 4/22/29		2,040,000	1,889,040
4.75% 4/27/32		970,000	870,575
5.75% 10/12/2110		3,295,000	2,538,798
6.05% 1/11/40		10,222,000	9,450,878
TOTAL MEXICO			22,017,649
Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		1,055,000	722,791
5.125% 4/7/26 (b)		2,480,000	1,922,273
TOTAL MONGOLIA			2,645,064
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,007,298
4% 12/15/50 (b)		735,000	415,413
5.5% 12/11/42 (b)		920,000	672,348
TOTAL MOROCCO			4,095,059
Nigeria - 1.6%
Republic of Nigeria:
6.125% 9/28/28 (b)		3,195,000	2,108,700
6.5% 11/28/27 (b)		3,892,000	2,787,645
7.143% 2/23/30 (b)		1,955,000	1,263,419
7.625% 11/21/25 (b)		10,248,000	8,749,230
7.625% 11/28/47 (b)		2,215,000	1,229,325
7.696% 2/23/38 (b)		980,000	578,200
7.875% 2/16/32 (b)		1,635,000	1,038,225
TOTAL NIGERIA			17,754,744
Oman - 2.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		1,002,000	929,355
5.375% 3/8/27 (b)		3,921,000	3,666,135
5.625% 1/17/28 (b)		6,505,000	6,017,125
6% 8/1/29 (b)		3,625,000	3,353,125
6.25% 1/25/31 (b)		1,610,000	1,493,275
6.5% 3/8/47 (b)		6,765,000	5,251,331
6.75% 10/28/27 (b)		1,585,000	1,557,064
6.75% 1/17/48 (b)		7,720,000	6,147,050
TOTAL OMAN			28,414,460
Pakistan - 0.4%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	2,330,074
6.875% 12/5/27 (b)		2,855,000	1,056,664
8.25% 4/15/24 (b)		1,180,000	472,130
The Third Pakistan International Sukuk Co. Ltd. 5.625% 12/5/22 (b)		675,000	571,978
TOTAL PAKISTAN			4,430,846
Panama - 1.6%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,543,284
3.16% 1/23/30		3,670,000	2,979,123
3.298% 1/19/33		5,355,000	4,131,383
3.87% 7/23/60		3,880,000	2,296,960
4.3% 4/29/53		1,795,000	1,193,451
4.5% 5/15/47		2,005,000	1,415,781
4.5% 4/16/50		2,680,000	1,853,053
TOTAL PANAMA			17,413,035
Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	932,912
4.95% 4/28/31 (b)		3,865,000	3,430,912
5.4% 3/30/50 (b)		1,950,000	1,432,397
5.6% 3/13/48 (b)		445,000	332,860
TOTAL PARAGUAY			6,129,081
Peru - 1.8%
Peruvian Republic:
2.783% 1/23/31		11,820,000	9,358,485
3% 1/15/34		5,225,000	3,931,813
3.3% 3/11/41		9,510,000	6,538,125
TOTAL PERU			19,828,423
Qatar - 3.3%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	11,951,231
4% 3/14/29 (b)		5,455,000	5,229,981
4.4% 4/16/50 (b)		6,885,000	6,024,375
4.5% 4/23/28 (b)		2,565,000	2,526,525
4.817% 3/14/49 (b)		8,149,000	7,517,453
5.103% 4/23/48 (b)		2,960,000	2,863,800
TOTAL QATAR			36,113,365
Romania - 1.1%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,205,338
3% 2/14/31 (b)		9,651,000	6,838,940
3.375% 1/28/50 (Reg. S)	EUR	1,255,000	630,202
3.625% 3/27/32 (b)		2,618,000	1,885,451
TOTAL ROMANIA			11,559,931
Russia - 0.2%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)		2,800,000	1,204,000
5.1% 3/28/35(Reg. S) (c)		3,400,000	1,462,000
TOTAL RUSSIA			2,666,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	2,452,643
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,163,550
3.625% 3/4/28 (b)		1,770,000	1,670,438
3.75% 1/21/55 (b)		3,755,000	2,778,700
4.5% 10/26/46 (b)		3,471,000	2,924,318
4.5% 4/22/60 (b)		2,055,000	1,736,475
4.625% 10/4/47 (b)		3,040,000	2,584,000
TOTAL SAUDI ARABIA			14,857,481
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		1,400,000	1,045,450
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	2,121,553
South Africa - 0.2%
South African Republic 4.85% 9/30/29		2,130,000	1,751,659
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(c)		2,425,000	595,117
6.825% 7/18/26 (b)(c)		1,160,000	290,945
7.55% 3/28/30 (b)(c)		1,825,000	439,483
7.85% 3/14/29 (b)(c)		5,893,000	1,430,157
TOTAL SRI LANKA			2,755,702
Tunisia - 0.1%
Tunisia Republic of 5.75% 1/30/25 (b)		1,260,000	747,180
Turkey - 3.0%
Turkish Republic:
4.25% 3/13/25		3,275,000	2,873,813
4.75% 1/26/26		3,660,000	3,092,700
4.875% 4/16/43		4,735,000	2,663,438
5.125% 2/17/28		3,070,000	2,371,575
5.6% 11/14/24		3,295,000	3,076,706
5.75% 3/22/24		1,020,000	984,300
5.75% 5/11/47		4,880,000	2,928,000
5.95% 1/15/31		2,685,000	1,976,831
6% 1/14/41		4,622,000	2,842,530
6.125% 10/24/28		2,140,000	1,698,625
6.35% 8/10/24		2,770,000	2,652,275
6.375% 10/14/25		3,185,000	2,866,500
6.75% 5/30/40		2,112,000	1,515,360
7.375% 2/5/25		841,000	803,155
TOTAL TURKEY			32,345,808
Ukraine - 0.9%
Ukraine Government:
0% 8/1/41 (b)(f)		2,230,000	596,525
6.876% 5/21/31 (b)		3,585,000	645,300
7.253% 3/15/35 (b)		3,445,000	628,713
7.375% 9/25/34 (b)		2,130,000	388,725
7.75% 9/1/24 (b)		9,099,000	2,506,775
7.75% 9/1/25 (b)		9,100,000	2,115,750
7.75% 9/1/26 (b)		5,364,000	1,072,800
7.75% 9/1/27 (b)		1,750,000	350,000
7.75% 9/1/28 (b)		1,895,000	388,475
7.75% 9/1/29 (b)		2,594,000	538,255
9.75% 11/1/30 (b)		425,000	92,863
TOTAL UKRAINE			9,324,181
United Arab Emirates - 1.5%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	2,741,248
3.125% 4/16/30 (b)		3,700,000	3,335,319
3.125% 9/30/49 (b)		8,072,000	5,626,689
3.875% 4/16/50 (b)		2,990,000	2,411,248
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		1,890,000	1,258,386
United Arab Emirates 4.05% 7/7/32 (b)		1,415,000	1,325,501
TOTAL UNITED ARAB EMIRATES			16,698,391
United States of America - 4.1%
U.S. Treasury Bonds:
2.875% 5/15/52		43,848,000	36,770,631
3.25% 5/15/42		9,177,000	8,144,588
TOTAL UNITED STATES OF AMERICA			44,915,219
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		3,930,000	3,579,493
Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,133,248
3.9% 10/19/31 (b)		2,360,000	1,647,280
4.75% 2/20/24 (b)		1,110,000	1,044,302
TOTAL UZBEKISTAN			3,824,830
Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (c)		27,915,000	2,107,583
11.95% 8/5/31 (Reg. S) (c)		17,015,000	1,284,633
12.75% 12/31/49 (c)		3,625,000	253,750
TOTAL VENEZUELA			3,645,966
Vietnam - 1.0%
Vietnamese Socialist Republic 5.5% 3/12/28		10,646,667	10,522,234
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)		585,000	278,606
8.97% 7/30/27 (b)		2,560,000	1,194,880
TOTAL ZAMBIA			1,473,486
TOTAL GOVERNMENT OBLIGATIONS (Cost $842,776,374)			595,461,969

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Cayman Islands - 0.6%
Banco Mercantil del Norte SA:
6.75% (b)(e)(f)	2,130,000	1,975,974
7.625% (b)(e)(f)	1,285,000	1,142,365
DP World Salaam 6% (Reg. S) (e)(f)	3,215,000	3,099,461
TOTAL CAYMAN ISLANDS		6,217,800
Ireland - 0.0%
Tinkoff Credit Systems 6% (b)(e)(f)	1,625,000	560,625
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(e)(f)	3,625,000	2,909,063
United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(f)	3,255,000	3,132,531
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(e)(f)	1,890,000	1,692,495
TOTAL UNITED ARAB EMIRATES		4,825,026
TOTAL PREFERRED SECURITIES (Cost $17,831,417)		14,512,514

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h) (Cost $45,213,923)	45,209,446	45,218,488

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,471,725,140)	1,089,310,742
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,557,624
NET ASSETS - 100.0%	1,092,868,366

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $687,991,927 or 63.0% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	67,457,687	459,196,515	481,435,714	326,219	-	-	45,218,488	0.1%
Total	67,457,687	459,196,515	481,435,714	326,219	-	-	45,218,488

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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